Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses

	2021	2020

Commissions and premiums paid in advance (a)	3,737,354	1,314,771
Marketing expenses	28,147	28,056
Services paid in advance	41,990	6,245
Other expenses paid in advance	175,259	44,465
Total	3,982,750	1,393,537

Current	251,973	283,183
Non-current	3,730,777	1,110,354

(a)	Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the statement of income of the Group, linearly, according to the investment term period.